Consolidated Statement of Financial Position - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	S/ 801,140	S/ 626,180
Financial asset at fair value through profit or loss		181
Trade accounts receivables, net	1,007,828	1,515,673
Work in progress, net	28,538	61,804
Accounts receivable from related parties	34,903	100,752
Other accounts receivable	588,451	765,445
Inventories, net	514,047	770,711
Prepaid expenses	10,549	33,478
Current assets before non-current assets classified as held for sale	2,985,456	3,874,224
Non-current assets classified as held for sale	247,798	17,722
Total current assets	3,233,254	3,891,946
Non-current assets
Long-term trade accounts receivable, net	1,020,067	907,587
Long-term work in progress, net	32,212	28,413
Long-term accounts receivable from related parties	778,226	773,930
Prepaid expenses	33,697	38,082
Other long-term accounts receivable	302,957	470,852
Investments in associates and joint ventures	257,765	268,671
Investment property	29,133	45,687
Property, plant and equipment, net	470,554	865,735
Intangible assets, net	847,095	940,070
Deferred income tax asset	425,436	436,697
Total non-current assets	4,197,142	4,775,724
Total assets	7,430,396	8,667,670
Current liabilities
Borrowings	826,474	1,056,764
Bonds	39,167	36,655
Trade accounts payable	1,079,531	1,453,046
Accounts payable to related parties	55,941	55,174
Current income tax	25,807	85,543
Other accounts payable	632,669	848,500
Provisions	6,197	13,503
Total current liabilities	2,665,786	3,549,185
Non-current liabilities classified as held for sale	225,828
Total current liabilities	2,891,614	3,549,185
Non-current liabilities
Borrowings	376,198	633,299
Long-term bonds	897,875	910,912
Other long-term accounts payable	574,110	852,473
Long-term accounts payable to related parties	21,849	25,954
Provisions	103,411	33,914
Derivative financial instruments	61	383
Deferred income tax liability	75,347	72,472
Total non-current liabilities	2,048,851	2,529,407
Total liabilities	4,940,465	6,078,592
Equity
Capital	729,434	660,054
Legal reserve	132,011	132,011
Voluntary reserve	29,974	29,974
Share Premium	992,144	881,795
Other reserves	(170,620)	(169,671)
Retained earnings	375,417	589,167
Equity attributable to controlling interest in the Company	2,088,360	2,123,330
Non-controlling interest	401,571	465,748
Total equity	2,489,931	2,589,078
Total liabilities and equity	S/ 7,430,396	S/ 8,667,670